Distribution Date:	11/18/21	JPMBB Commercial Mortgage Securities Trust 2015-C27
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	JPMBB Commercial Mortgage Securities Trust
Series 2015-C27

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, | New York, NY 10179
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	6
			askmidlandls.com	(913) 253-9000
Additional Information	7
			A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	9		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	10-14		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 1)	15-16	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-18		Don Simon	(203) 660-6100
Principal Prepayment Detail	19		375 North French Road,Suite 100 | Amherst, NY 14228
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	23
Specially Serviced Loan Detail - Part 2	24
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46644ABC5	1.413700%	38,412,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46644ABD3	2.733700%	135,330,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A1	46644ABE1	2.920200%	75,000,000.00	59,671,653.13	0.00	145,210.97	0.00	0.00	145,210.97	59,671,653.13	40.74%	30.00%
A-3A2	46644AAA0	2.920200%	50,000,000.00	39,781,102.08	0.00	96,807.31	0.00	0.00	96,807.31	39,781,102.08	40.74%	30.00%
A-4	46644ABF8	3.179400%	222,831,000.00	222,831,000.00	0.00	590,390.73	0.00	0.00	590,390.73	222,831,000.00	40.74%	30.00%
A-SB	46644ABG6	3.017400%	63,997,000.00	43,574,541.61	878,355.90	109,568.18	0.00	0.00	987,924.08	42,696,185.71	40.74%	30.00%
A-S	46644ABK7	3.633800%	49,709,000.00	49,709,000.00	0.00	150,527.14	0.00	0.00	150,527.14	49,709,000.00	32.67%	24.06%
B	46644ABL5	3.898100%	52,766,000.00	52,766,000.00	0.00	171,405.95	0.00	0.00	171,405.95	52,766,000.00	24.11%	17.75%
C	46644ABM3	4.443748%	35,552,000.00	35,552,000.00	0.00	131,653.45	0.00	0.00	131,653.45	35,552,000.00	18.33%	13.50%
D	46644AAN2	3.943748%	40,781,000.00	40,781,000.00	0.00	134,025.00	0.00	0.00	134,025.00	40,781,000.00	11.71%	8.62%
E	46644AAQ5	2.805000%	24,531,000.00	24,531,000.00	0.00	57,341.21	0.00	0.00	57,341.21	24,531,000.00	7.73%	5.69%
F	46644AAS1	3.000000%	11,021,000.00	11,021,000.00	0.00	4,476.67	0.00	0.00	4,476.67	11,021,000.00	5.94%	4.38%
G	46644AAU6	3.000000%	8,366,000.00	8,366,000.00	0.00	0.00	0.00	0.00	0.00	8,366,000.00	4.58%	3.37%
NR*	46644AAW2	3.000000%	28,232,488.00	28,232,359.81	0.00	0.00	0.00	0.00	0.00	28,232,359.81	0.00%	0.00%
Z	46644AAY8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46644ABA9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			836,528,489.01	616,816,656.63	878,355.90	1,591,406.61	0.00	0.00	2,469,762.51	615,938,300.73

Notional Certificates
X-A	46644ABH4	1.289012%	635,279,000.00	415,567,296.82	0.00	446,392.75	0.00	0.00	446,392.75	414,688,940.92
X-B	46644ABJ0	0.545648%	52,766,000.00	52,766,000.00	0.00	23,993.07	0.00	0.00	23,993.07	52,766,000.00
X-C	46644AAC6	0.000000%	35,552,000.00	35,552,000.00	0.00	0.00	0.00	0.00	0.00	35,552,000.00
X-D	46644AAE2	0.500000%	40,781,000.00	40,781,000.00	0.00	16,992.08	0.00	0.00	16,992.08	40,781,000.00
X-E	46644AAG7	1.638748%	24,531,000.00	24,531,000.00	0.00	33,500.11	0.00	0.00	33,500.11	24,531,000.00
X-FG	46644AAJ1	1.443748%	19,387,000.00	19,387,000.00	0.00	23,324.96	0.00	0.00	23,324.96	19,387,000.00
										Certificate Distribution Detail continued to next page

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-NR	46644AAL6	1.443748%	28,232,488.00	28,232,359.81	0.00	33,967.02	0.00	0.00	33,967.02	28,232,359.81
Notional SubTotal			836,528,488.00	616,816,656.63	0.00	578,169.99	0.00	0.00	578,169.99	615,938,300.73

Deal Distribution Total					878,355.90	2,169,576.60	0.00	0.00	3,047,932.50

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46644ABC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46644ABD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A1	46644ABE1	795.62204173	0.00000000	1.93614627	0.00000000	0.00000000	0.00000000	0.00000000	1.93614627	795.62204173
A-3A2	46644AAA0	795.62204160	0.00000000	1.93614620	0.00000000	0.00000000	0.00000000	0.00000000	1.93614620	795.62204160
A-4	46644ABF8	1,000.00000000	0.00000000	2.64949998	0.00000000	0.00000000	0.00000000	0.00000000	2.64949998	1,000.00000000
A-SB	46644ABG6	680.88412910	13.72495429	1.71208307	0.00000000	0.00000000	0.00000000	0.00000000	15.43703736	667.15917481
A-S	46644ABK7	1,000.00000000	0.00000000	3.02816673	0.00000000	0.00000000	0.00000000	0.00000000	3.02816673	1,000.00000000
B	46644ABL5	1,000.00000000	0.00000000	3.24841659	0.00000000	0.00000000	0.00000000	0.00000000	3.24841659	1,000.00000000
C	46644ABM3	1,000.00000000	0.00000000	3.70312359	0.00000000	0.00000000	0.00000000	0.00000000	3.70312359	1,000.00000000
D	46644AAN2	1,000.00000000	0.00000000	3.28645693	0.00000000	0.00000000	0.00000000	0.00000000	3.28645693	1,000.00000000
E	46644AAQ5	1,000.00000000	0.00000000	2.33749990	0.00000000	0.00000000	0.00000000	0.00000000	2.33749990	1,000.00000000
F	46644AAS1	1,000.00000000	0.00000000	0.40619454	2.09380546	7.78649941	0.00000000	0.00000000	0.40619454	1,000.00000000
G	46644AAU6	1,000.00000000	0.00000000	0.00000000	2.50000000	15.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46644AAW2	999.99545949	0.00000000	0.00000000	2.49998867	44.31916982	0.00000000	0.00000000	0.00000000	999.99545949
Z	46644AAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46644ABA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46644ABH4	654.14927429	0.00000000	0.70267198	0.00000000	0.00000000	0.00000000	0.00000000	0.70267198	652.76664414
X-B	46644ABJ0	1,000.00000000	0.00000000	0.45470701	0.00000000	0.00000000	0.00000000	0.00000000	0.45470701	1,000.00000000
X-C	46644AAC6	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46644AAE2	1,000.00000000	0.00000000	0.41666658	0.00000000	0.00000000	0.00000000	0.00000000	0.41666658	1,000.00000000
X-E	46644AAG7	1,000.00000000	0.00000000	1.36562350	0.00000000	0.00000000	0.00000000	0.00000000	1.36562350	1,000.00000000
X-FG	46644AAJ1	1,000.00000000	0.00000000	1.20312374	0.00000000	0.00000000	0.00000000	0.00000000	1.20312374	1,000.00000000
X-NR	46644AAL6	999.99545949	0.00000000	1.20311819	0.00000000	0.00000000	0.00000000	0.00000000	1.20311819	999.99545949

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A1	10/01/21 - 10/30/21	30	0.00	145,210.97	0.00	145,210.97	0.00	0.00	0.00	145,210.97	0.00
A-3A2	10/01/21 - 10/30/21	30	0.00	96,807.31	0.00	96,807.31	0.00	0.00	0.00	96,807.31	0.00
A-4	10/01/21 - 10/30/21	30	0.00	590,390.73	0.00	590,390.73	0.00	0.00	0.00	590,390.73	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	109,568.18	0.00	109,568.18	0.00	0.00	0.00	109,568.18	0.00
A-S	10/01/21 - 10/30/21	30	0.00	150,527.14	0.00	150,527.14	0.00	0.00	0.00	150,527.14	0.00
B	10/01/21 - 10/30/21	30	0.00	171,405.95	0.00	171,405.95	0.00	0.00	0.00	171,405.95	0.00
C	10/01/21 - 10/30/21	30	0.00	131,653.45	0.00	131,653.45	0.00	0.00	0.00	131,653.45	0.00
D	10/01/21 - 10/30/21	30	0.00	134,025.00	0.00	134,025.00	0.00	0.00	0.00	134,025.00	0.00
E	10/01/21 - 10/30/21	30	0.00	57,341.21	0.00	57,341.21	0.00	0.00	0.00	57,341.21	0.00
F	10/01/21 - 10/30/21	30	62,739.18	27,552.50	0.00	27,552.50	23,075.83	0.00	0.00	4,476.67	85,815.01
G	10/01/21 - 10/30/21	30	104,575.00	20,915.00	0.00	20,915.00	20,915.00	0.00	0.00	0.00	125,490.00
NR	10/01/21 - 10/30/21	30	1,180,659.53	70,580.90	0.00	70,580.90	70,580.90	0.00	0.00	0.00	1,251,240.43
X-A	10/01/21 - 10/30/21	30	0.00	446,392.75	0.00	446,392.75	0.00	0.00	0.00	446,392.75	0.00
X-B	10/01/21 - 10/30/21	30	0.00	23,993.07	0.00	23,993.07	0.00	0.00	0.00	23,993.07	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	10/01/21 - 10/30/21	30	0.00	16,992.08	0.00	16,992.08	0.00	0.00	0.00	16,992.08	0.00
X-E	10/01/21 - 10/30/21	30	0.00	33,500.11	0.00	33,500.11	0.00	0.00	0.00	33,500.11	0.00
X-FG	10/01/21 - 10/30/21	30	0.00	23,324.96	0.00	23,324.96	0.00	0.00	0.00	23,324.96	0.00
X-NR	10/01/21 - 10/30/21	30	0.00	33,967.02	0.00	33,967.02	0.00	0.00	0.00	33,967.02	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,347,973.71	2,284,148.33	0.00	2,284,148.33	114,571.73	0.00	0.00	2,169,576.60	1,462,545.44

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46644ABK7	3.633800%	49,709,000.00	49,709,000.00	0.00	150,527.14	0.00	0.00	150,527.14	49,709,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46644ABL5	3.898100%	52,766,000.00	52,766,000.00	0.00	171,405.95	0.00	0.00	171,405.95	52,766,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46644ABM3	4.443748%	35,552,000.00	35,552,000.00	0.00	131,653.45	0.00	0.00	131,653.45	35,552,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			138,027,000.03	138,027,000.00	0.00	453,586.54	0.00	0.00	453,586.54	138,027,000.00

Exchangeable Certificate Details
EC	46644ABN1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	3,047,932.50
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,210,340.15	Master Servicing Fee	6,882.06
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,849.37
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	264.81
ARD Interest	0.00	Senior Trust Advisor Fee	1,112.21
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	11,108.45
Total Interest Collected	2,210,340.15

Principal		Expenses/Reimbursements
Scheduled Principal	878,355.90	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	4,385.99
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	25,269.08
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	878,355.90	Total Expenses/Reimbursements	29,655.07

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,169,576.60
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	878,355.90
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,047,932.50
Total Funds Collected	3,088,696.05	Total Funds Distributed	3,088,696.02

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	615,953,273.45	615,953,273.45	Beginning Certificate Balance	616,816,656.63
(-) Scheduled Principal Collections	878,355.90	878,355.90	(-) Principal Distributions	878,355.90
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	615,074,917.55	615,074,917.55	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	616,362,967.15	616,362,967.15	Ending Certificate Balance	615,938,300.73
Ending Actual Collateral Balance	615,552,808.59	615,552,808.59

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	863,383.18
Beginning Cumulative Advances	0.00	863,383.18	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	863,383.18
Ending Cumulative Advances	0.00	863,383.18	Net WAC Rate	4.44%
			UC / (OC) Interest	3,197.21
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	16,753,473.39	2.72%	38	4.6846	NAP	Defeased	3	16,753,473.39	2.72%	38	4.6846	NAP
	9,999,999 or less	16	107,337,502.15	17.45%	38	4.4112	1.172933	1.35 or less	15	238,862,710.41	38.83%	38	3.9337	0.564048
10,000,000 to 19,999,999		9	137,096,068.92	22.29%	46	4.2745	1.555496	1.36 to 1.45	3	37,082,031.26	6.03%	67	4.4686	1.442108
20,000,000 to 24,999,999		1	20,270,787.87	3.30%	36	4.8000	1.790000	1.46 to 1.55	3	63,134,370.84	10.26%	38	4.3074	1.514185
25,000,000 to 49,999,999		5	150,617,085.22	24.49%	38	4.1855	1.395973	1.56 to 1.65	3	56,992,925.76	9.27%	39	4.1079	1.586568
	50,000,000 or greater	2	183,000,000.00	29.75%	38	3.8306	0.962350	1.66 to 1.80	5	65,506,815.45	10.65%	37	4.3996	1.790033
	Totals	36	615,074,917.55	100.00%	40	4.1730	1.289287	1.81 to 2.00	2	119,048,293.16	19.36%	38	4.3735	1.819240
								2.01 or greater	2	17,694,297.28	2.88%	39	3.8416	3.037182
								Totals	36	615,074,917.55	100.00%	40	4.1730	1.289287
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	7	16,753,473.39	2.72%	38	4.6846	NAP
							Defeased	7	16,753,473.39	2.72%	38	4.6846	NAP
Alabama	2	16,979,425.34	2.76%	37	4.4539	1.016694
							Industrial	2	18,337,484.91	2.98%	97	4.2949	1.449646
Arizona	2	28,399,678.46	4.62%	39	4.1687	1.613317
							Lodging	10	101,592,506.80	16.52%	37	4.4164	0.995595
California	12	58,876,515.40	9.57%	38	4.2240	1.935915
							Mixed Use	4	97,789,572.11	15.90%	39	3.2846	0.116918
Colorado	3	21,242,999.32	3.45%	39	4.0468	1.789048
							Multi-Family	5	55,816,629.68	9.07%	38	4.3372	1.677334
Connecticut	1	14,301,573.55	2.33%	38	4.4300	1.460000
							Office	9	230,568,994.05	37.49%	38	4.3302	1.625925
Florida	2	19,248,872.53	3.13%	37	4.4266	0.924507
							Other	1	3,337,883.75	0.54%	37	4.6200	1.330000
Georgia	3	1,586,908.64	0.26%	37	4.7000	1.440000
							Retail	36	69,130,079.70	11.24%	38	4.3036	1.305684
Illinois	1	416,772.78	0.07%	37	4.7000	1.440000
							Self Storage	2	21,748,293.16	3.54%	39	3.9613	2.732647
Indiana	1	396,506.89	0.06%	37	4.7000	1.440000
							Totals	76	615,074,917.55	100.00%	40	4.1730	1.289287
Kentucky	3	38,780,355.78	6.30%	37	4.1570	1.140424

Michigan	2	23,495,800.95	3.82%	84	4.3492	1.536500

Minnesota	1	6,009,901.15	0.98%	36	4.5270	0.950000

Mississippi	1	26,161,258.00	4.25%	39	3.9890	1.560000

New York	4	193,824,364.47	31.51%	38	3.8595	0.985405

North Carolina	3	9,995,993.70	1.63%	37	4.4758	1.121464

Ohio	2	17,562,339.43	2.86%	38	4.4436	1.239728

Oklahoma	2	794,776.02	0.13%	37	4.7000	1.440000

Pennsylvania	2	12,071,705.05	1.96%	38	4.3378	0.143468

Rhode Island	1	10,299,125.21	1.67%	36	4.5270	0.950000

Tennessee	1	356,856.20	0.06%	37	4.7000	1.440000

Texas	14	46,929,804.87	7.63%	37	4.5150	1.399261

Washington, DC	1	39,119,325.46	6.36%	38	4.1900	1.540000

Wisconsin	5	11,470,584.96	1.86%	37	4.6805	1.281097

Totals	76	615,074,917.55	100.00%	40	4.1730	1.289287

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	16,753,473.39	2.72%	38	4.6846	NAP	Defeased	3	16,753,473.39	2.72%	38	4.6846	NAP
	4.40000% or less	20	448,556,636.81	72.93%	41	4.0168	1.279396	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	8	98,368,467.34	15.99%	37	4.5014	1.096415	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	5	51,396,340.01	8.36%	37	4.7406	1.557893	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	615,074,917.55	100.00%	40	4.1730	1.289287	49 months or greater	33	598,321,444.16	97.28%	40	4.1587	1.273236
								Totals	36	615,074,917.55	100.00%	40	4.1730	1.289287
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	16,753,473.39	2.72%	38	4.6846	NAP	Defeased	3	16,753,473.39	2.72%	38	4.6846	NAP
	60 months or less	32	580,632,468.29	94.40%	38	4.1550	1.267850	Interest Only	2	122,700,000.00	19.95%	38	4.3154	1.982502
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	3	21,207,710.53	3.45%	38	4.4974	0.911915
	Totals	35	597,385,941.68	97.12%	38	4.1698	1.284528	241 months to 299 months	27	436,724,757.76	71.00%	38	4.0933	1.084350
								300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	35	597,385,941.68	97.12%	38	4.1698	1.284528
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	16,753,473.39	2.72%	38	4.6846	NAP	120 months or less	1	17,688,975.87	2.88%	99	4.2800	1.450000
Underwriter's Information		3	29,156,429.30	4.74%	37	4.7256	1.702977	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	29	559,451,543.03	90.96%	40	4.1215	1.247076	Totals	1	17,688,975.87	2.88%	99	4.2800	1.450000
	13 months to 24 months	1	9,713,471.83	1.58%	38	4.6000	1.490000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	615,074,917.55	100.00%	40	4.1730	1.289287
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 14 of 29

					Mortgage Loan Detail (Part 1)

											Original	Adjusted	Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
01A1	30308886	OF	New York	NY	Actual/360	4.382%	415,054.78	0.00	0.00	N/A	01/01/25	--	110,000,000.00	110,000,000.00	11/01/21
3	30308907	MU	New York	NY	Actual/360	3.000%	188,583.33	0.00	0.00	N/A	02/06/25	--	73,000,000.00	73,000,000.00	07/06/21
4	30308899	OF	Washington	DC	Actual/360	4.190%	141,366.00	61,333.98	0.00	N/A	01/01/25	--	39,180,659.44	39,119,325.46	11/01/21
05A1	30308887	LO	Various	Various	Actual/360	4.527%	125,107.05	52,794.75	0.00	N/A	11/01/24	--	32,093,132.24	32,040,337.49	11/01/21
6	30308682	RT	Simpsonville	KY	30/360	4.045%	94,790.80	61,213.50	0.00	N/A	12/01/24	--	28,120,881.06	28,059,667.56	10/01/21
7	30308885	IN	Livonia	MI	Actual/360	4.280%	65,729.34	145,334.00	0.00	N/A	02/01/30	--	17,834,309.87	17,688,975.87	11/01/21
8	30308888	MF	Ridgeland	MS	Actual/360	3.989%	90,004.41	41,110.46	0.00	N/A	02/01/25	--	26,202,368.46	26,161,258.00	11/01/21
9	30308902	OF	Scottsdale	AZ	Actual/360	4.105%	89,344.59	38,779.85	0.00	N/A	02/06/25	--	25,275,276.56	25,236,496.71	11/06/21
11	30308908	MF	Mesquite	TX	Actual/360	4.800%	83,937.76	36,735.27	0.00	N/A	11/06/24	--	20,307,523.14	20,270,787.87	11/06/21
12	30308909	LO	Carlsbad	CA	Actual/360	4.323%	69,410.47	29,586.00	0.00	N/A	12/06/24	--	18,645,778.87	18,616,192.87	11/06/21
13	30308910	LO	Houston	TX	Actual/360	4.250%	62,636.83	27,388.17	0.00	N/A	01/06/25	--	17,115,186.03	17,087,797.86	11/06/21
14	30308911	Various	Various	Various	Actual/360	4.700%	65,290.10	29,490.96	0.00	N/A	12/06/24	--	16,132,075.97	16,102,585.01	11/06/21
15	30308897	OF	Birmingham	AL	Actual/360	4.450%	64,138.28	22,702.83	0.00	N/A	12/06/24	--	16,737,790.24	16,715,087.41	11/06/21
17	30308896	OF	Greenwich	CT	Actual/360	4.430%	54,660.49	27,252.65	0.00	N/A	01/05/25	--	14,328,826.20	14,301,573.55	11/05/21
19	30308900	MU	Castle Rock	CO	Actual/360	3.850%	43,265.64	22,367.51	0.00	N/A	02/05/25	--	13,050,382.23	13,028,014.72	11/05/21
20	30308912	SS	Los Angeles	CA	Actual/360	3.740%	40,901.06	0.00	0.00	N/A	02/06/25	--	12,700,000.00	12,700,000.00	11/06/21
23	30308915	RT	Victorville	CA	Actual/360	4.250%	39,806.93	21,193.62	0.00	N/A	02/06/25	--	10,877,035.25	10,855,841.63	11/06/21
24	30308892	LO	Lexington	KY	Actual/360	4.420%	36,529.87	26,869.79	0.00	N/A	02/01/25	--	9,597,688.05	9,570,818.26	11/01/21
25	30308893	LO	West Chester	OH	Actual/360	4.600%	38,559.30	20,993.95	0.00	N/A	01/01/25	--	9,734,465.78	9,713,471.83	03/01/20
27	30308917	OF	Maitland	FL	Actual/360	4.330%	36,651.27	15,495.36	0.00	N/A	01/06/25	--	9,829,737.44	9,814,242.08	11/06/21
28	30308903	SS	Tustin	CA	Actual/360	4.272%	33,350.76	17,698.41	0.00	N/A	01/06/25	--	9,065,991.57	9,048,293.16	11/06/21
29	30308894	LO	Philadelphia	PA	Actual/360	4.230%	31,875.60	17,201.37	0.00	N/A	01/01/25	--	8,751,022.67	8,733,821.30	11/01/21
30	30308918	MU	Cincinnati	OH	Actual/360	4.250%	28,781.38	15,493.21	0.00	N/A	12/06/24	--	7,864,360.81	7,848,867.60	11/06/21
31	30308904	OF	Centennial	CO	Actual/360	4.340%	29,143.29	13,120.67	0.00	N/A	01/05/25	--	7,798,115.58	7,784,994.91	11/05/21
32	30308921	LO	Various	Various	Actual/360	4.950%	28,589.50	17,944.95	0.00	N/A	11/01/24	--	6,707,214.10	6,689,269.15	11/01/21
33	30308905	OF	Farmington Hills	MI	Actual/360	4.560%	22,902.55	25,743.24	0.00	N/A	01/06/25	--	5,832,568.32	5,806,825.08	11/06/21
34	30308922	Various	Charlotte	NC	Actual/360	4.500%	26,860.22	11,267.85	0.00	N/A	02/01/25	--	6,931,670.85	6,920,403.00	11/01/21
35	30308919	LO	Horseheads	NY	Actual/360	4.562%	22,966.37	16,188.65	0.00	N/A	01/06/25	--	5,846,255.84	5,830,067.19	11/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 1)

											Original	Adjusted	Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
36	30308923	Various	Various	WI	Actual/360	4.775%	25,085.81	11,011.90	0.00	N/A	12/01/24	--	6,100,924.23	6,089,912.33	11/01/21
37	30308898	RT	Houston	TX	Actual/360	4.150%	19,646.28	9,519.92	0.00	N/A	02/01/25	--	5,497,599.34	5,488,079.42	11/01/21
38	30308920	RT	Various	Various	Actual/360	4.677%	22,567.38	8,266.27	0.00	N/A	01/06/25	--	5,603,437.32	5,595,171.05	11/06/21
39	30308924	MF	Syracuse	NY	Actual/360	4.100%	17,661.56	8,189.55	0.00	N/A	02/06/25	--	5,002,486.83	4,994,297.28	11/06/21
40	30308925	MF	Milwaukee	WI	Actual/360	4.545%	17,214.79	8,253.34	0.00	N/A	12/01/24	--	4,398,539.87	4,390,286.53	11/01/21
42	30308926	98	Pittsburgh	PA	Actual/360	4.620%	13,303.87	6,196.37	0.00	N/A	12/01/24	--	3,344,080.12	3,337,883.75	11/01/21
43	30308901	RT	Mount Airy	NC	Actual/360	4.350%	12,349.22	6,318.72	0.00	02/05/25	02/05/45	--	3,296,789.10	3,290,470.38	11/05/21
44	30308906	MF	Shaker Heights	OH	Actual/360	4.526%	12,273.27	5,298.83	0.00	N/A	01/06/25	--	3,149,100.07	3,143,801.24	11/06/21
Totals							2,210,340.15	878,355.90	0.00				615,953,273.45	615,074,917.55
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1	13,227,967.65	13,545,913.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	(672,710.19)	0.00	--	--	--	0.00	0.00	187,767.39	747,002.89	0.00	0.00
4	4,142,300.90	3,970,955.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
05A1	2,885,759.71	5,179,310.39	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,468,884.76	6,608,658.64	01/01/21	07/31/21	--	0.00	0.00	155,887.13	155,887.13	0.00	0.00
7	4,067,523.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,536,115.44	2,512,303.16	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,747,305.00	2,680,315.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,031,792.23	4,049,785.60	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,198,627.78	2,311,986.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	373,791.20	1,215,533.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,685,514.16	1,773,711.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,279,375.93	1,219,938.32	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,477,769.65	1,466,613.71	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,662,291.14	1,560,183.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,637,332.70	1,645,879.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	710,341.37	773,976.56	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	129,193.75	440,192.06	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	10/12/21	1,108,466.76	106,689.41	55,058.46	1,083,533.85	186,448.18	0.00
27	740,937.83	741,762.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,051,304.89	1,122,043.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	941,634.59	(144,593.88)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	441,590.91	531,752.60	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,186,727.95	1,012,206.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,211,633.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	48,654.85	387,967.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	669,928.90	413,437.07	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	427,358.55	427,958.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	578,049.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	643,123.08	689,006.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	334,469.86	412,981.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	312,180.00	312,180.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	58,176,771.01	56,861,959.52				1,108,466.76	106,689.41	398,712.98	1,986,423.87	186,448.18	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	0	0.00	2	82,713,471.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.172994%	4.152043%	40
10/18/21	0	0.00	1	73,000,000.00	1	9,734,465.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.173232%	4.152270%	41
09/17/21	1	73,000,000.00	0	0.00	1	9,756,618.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.173484%	4.152509%	42
08/17/21	0	0.00	0	0.00	1	9,777,442.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.173719%	4.152733%	43
07/16/21	0	0.00	0	0.00	1	9,798,183.92	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.173953%	4.152955%	44
06/17/21	0	0.00	0	0.00	1	9,820,093.48	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.174200%	4.153190%	45
05/17/21	0	0.00	0	0.00	1	9,840,666.76	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.174430%	4.153409%	46
04/16/21	0	0.00	0	0.00	1	9,862,414.09	0	0.00	0	0.00	0	0.00	0	0.00	1	10,288,261.51	4.174674%	4.153641%	47
03/17/21	0	0.00	0	0.00	1	9,882,820.39	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.177553%	4.156639%	48
02/18/21	1	10,319,512.14	0	0.00	2	81,834,411.03	0	0.00	0	0.00	1	71,927,482.18	0	0.00	0	0.00	4.179708%	4.158769%	49
01/15/21	0	0.00	0	0.00	2	81,854,641.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.327584%	4.306432%	50
12/17/20	0	0.00	0	0.00	2	81,969,367.03	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.327596%	4.306434%	51
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	30308907	07/06/21	3	3	187,767.39	747,002.89	165.00	73,000,000.00	09/21/21	98
6	30308682	10/01/21	0	B	155,887.13	155,887.13	0.00	28,120,881.06	02/01/21	3	11/01/20
25	30308893	03/01/20	19	6	55,058.46	1,083,533.85	212,082.62	10,130,149.37	06/18/20	1
Totals					398,712.98	1,986,423.87	212,247.62	111,251,030.43
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		59,000,395	59,000,395	0		0
37 - 48 Months		535,095,077	452,381,605	82,713,472		0
49 - 60 Months		0	0	0		0
> 60 Months		20,979,446	20,979,446	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	615,074,918	532,361,446	0	0	82,713,472	0
Oct-21	615,953,273	533,218,808	0	73,000,000	9,734,466	0
Sep-21	616,875,744	534,119,125	73,000,000	0	9,756,619	0
Aug-21	617,747,407	607,969,964	0	0	9,777,442	0
Jul-21	618,615,831	608,817,647	0	0	9,798,184	0
Jun-21	619,528,705	609,708,611	0	0	9,820,093	0
May-21	620,390,509	610,549,842	0	0	9,840,667	0
Apr-21	621,296,987	611,434,573	0	0	9,862,414	0
Mar-21	632,395,522	622,512,702	0	0	9,882,820	0
Feb-21	632,395,522	540,241,599	10,319,512	0	81,834,411	0
Jan-21	633,257,487	551,402,845	0	0	81,854,642	0
Dec-20	634,210,823	552,241,456	0	0	81,969,367	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30308907	73,000,000.00	73,000,000.00	37,800,000.00	12/02/20	(797,331.19)	(0.33000)	12/31/20	02/06/25	278
6	30308682	28,059,667.56	28,120,881.06	123,000,000.00	11/02/14	6,046,221.64	1.35000	07/31/21	12/01/24	276
25	30308893	9,713,471.83	10,130,149.37	10,000,000.00	07/28/21	1,064,313.60	1.49000	12/31/19	01/01/25	253
Totals		110,773,139.39	111,251,030.43	170,800,000.00		6,313,204.05

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	30308907	MU	NY	09/21/21	98
11/11/2021 - The loan is 60+days delinquent.

6	30308682	RT	KY	02/01/21	3

11/12/21: Loan transferred to special servicing on 2/1/21 due to the Guarantor filing for Bankruptcy. The loan is secured by a regional mall located in Simpsonville, KY. The Borrower has kept the loan payments current, and the parent company of the Borrow er has filed bankruptcy along with the Guarantor for this loan. Midland is monitoring the bankruptcy to determine if there is any action needed by lender. Borrower reached out on 7/9/21 to discuss potential resolutions and conversations continue to be on going. The loan payments remain current.

25	30308893	LO	OH	06/18/20	1

11/11/2021 - The loan is 60+days delinquent and was transferred to SS. The Borrower is requesting relief due to COVID19. The Borrower has requested Lender consent to a Paycheck Protection Program Loan. Counsel has been retained and will move forward with enforcement actions. Lender and Borrower in process of finalizing documentation towards a forbearance. The Loan Mod has closed. As of 7/21 the Property reported Occ/ADR/RevPAR of $42%/$102/$42.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30308907	73,000,000.00	4.30000%	73,000,000.00	3.00000%	9	01/11/21	03/06/20	02/10/21
24	30308892	9,920,489.22	4.42000%	9,920,489.22	4.42000%	8	10/30/20	09/01/20	11/05/20
30	30308918	8,097,398.85	4.25000%	8,097,398.85	4.25000%	8	08/04/20	05/06/20	08/10/20
Totals		91,017,888.07		91,017,888.07
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
10	30308889	01/17/20	21,098,307.63	44,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
16	30308890	09/17/19	15,699,462.96	29,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
26	30308916	04/16/21	10,302,121.18	15,900,000.00	10,450,693.40	148,791.55	10,450,784.40	10,301,992.85	128.33	0.00	0.00	128.33	0.00%
41	30308895	04/17/18	4,088,579.48	6,900,000.00	0.00	1,228,599.31	5,317,178.79	4,088,579.48	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			51,188,471.25	95,800,000.00	10,450,693.40	1,377,390.86	15,767,963.19	14,390,572.33	128.33	0.00	0.00	128.33

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
10	30308889	01/27/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	30308890	09/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	30308916	04/16/21	0.00	0.00	128.33	0.00	0.00	128.33	0.00	0.00	128.33
41	30308895	04/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	128.33	0.00	0.00	128.33	0.00	0.00	128.33

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	15,715.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	81,719.44
6	0.00	0.00	6,053.80	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	4,385.99	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	25,269.08	0.00	0.00	4,385.99	0.00	0.00	0.00	0.00	0.00	81,719.44
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total 111,374.51

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Supplemental Notes
None

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